Summary of Awards Authorized (Detail) - Performance Shares - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Number of Shares Awarded	383,814	211,593	563,803
Potential Number of Performance-Based Shares to be Vested	526,879	211,593	400,539
Potential Number of Performance-Based Shares to be Vested period	2018	2017	2016